Net Long-Lived Assets by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets	$ 1,949	$ 4,288	$ 5,301
Taiwan
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets	1,932	2,375	3,130
PRC
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets		763	921
Hong Kong
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets	17	107	213
Singapore
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets		551	902
Malaysia
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets			20
Thailand
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets		380
Other
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets		$ 112	$ 115